Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,984	$ 10,951	$ 10,310	$ 13,863	$ 14,411	$ 8,576	$ 6,971	$ 8,291	$ 11,335	$ 5,479	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,747	10,838	10,278	13,922	14,582	8,743	7,165	8,582	11,822	5,755	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,329	12,040	11,293	15,129	15,671	9,292	7,527	8,908	12,125	5,826	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,079	11,850	11,129	14,921	15,477	9,187	7,451	8,838	12,056	5,810	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 17,220	13,719	11,092	15,167	19,378	11,779	8,990	9,870	13,089	5,530	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 17,220	13,719	11,092	15,167	19,378	11,779	8,990	9,870	13,089	5,530	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 17,220	13,719	11,092	15,167	19,378	11,779	8,990	9,870	13,089	5,530	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
FTSE Gold Mines Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 17,220	13,719	11,092	15,167	19,378	11,779	8,990	9,870	13,089	5,530	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121	$ 10,000